Condensed Consolidated Statements of Operations (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025		Dec. 31, 2024
Operating Expenses:
Research and development	$ 165,577	$ 62,133	$ 1,774,166		$ 1,824,591
General and administrative	978,576	788,325	3,640,777		745,294
Total Operating Expenses	1,144,153	850,458	5,414,943		2,569,885
Loss from Operations	(1,144,153)	(850,458)	(5,414,943)		(2,569,885)
Other Expense (Income):
Interest expense	1,943	72,659	72,659		341,048
Loss on change in fair value of derivative liabilities		6,312	6,312		17,087
Gain on extinguishment of debt		(326,345)	(326,345)		194,537
Total Other Expense (Income), net	1,943	(247,374)	(247,374)		552,672
Loss before provision for income taxes	(1,146,096)	(603,084)	(5,167,569)		(3,122,557)
Provision for income taxes
Net loss	$ (1,146,096)	$ (603,084)	$ (5,167,569)		$ (3,122,557)
Net Loss Per Share
Basic (in Dollars per share)	$ (0.13)	$ (0.1)	$ (0.66)	[1]	$ (0.96)	[1]
Diluted (in Dollars per share)	$ (0.13)	$ (0.1)	$ (0.66)	[1]	$ (0.96)	[1]
Weighted Average Common Shares Outstanding:
Basic (in Shares)	8,701,837	5,827,039	7,812,264	[1]	3,249,999	[1]
Diluted (in Shares)	8,701,837	5,827,039	7,812,264	[1]	3,249,999	[1]

[1]	The number of shares and per share value of the Company’s common stock have been retroactively recast to reflect the exchange ratio pursuant to the Merger (see Note 3).